Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	251,914
Maximum Aggregate Offering Price	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-270830
Carry Forward Initial Effective Date	Mar. 24, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 33,498.14
Offering Note

(1)
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, this registration statement includes 251,914 unsold shares of Common Stock (the “Unsold Securities”) that had been previously registered on the Registrant’s registration statement on Form S-3, File No. 333-270830 (the “Prior Registration Statement”), filed with the U.S. Securities and Exchange Commission (the “SEC”) on, and effective on, March 24, 2023. The Unsold Securities were originally registered on the Registrant’s registration statement on Form S-3, File No. 333-237550, (the “Original Registration Statement”), filed with the SEC on, and effective on, July 31, 2020 and carried forward to the Prior Registration Statement. In connection with the registration of the Unsold Securities on the Original Registration Statement, the Registrant paid a filing fee of $33,498.14, which was subsequently applied to the Prior Registration Statement pursuant to Rule 415(a)(6) and will be applied to the Unsold Securities registered pursuant to this registration statement. Accordingly, no registration fees are being paid at this time for the Unsold Securities. Pursuant to Rule 415(a)(6), concurrently with the filing of this registration statement, any offering of Unsold Securities pursuant to the Prior Registration Statement is terminated upon the date of effectiveness of this registration statement.

(2)
Represents shares of Common Stock, par value $0.01 (“Common Stock”), per share that may be acquired by participants in the Otis Worldwide Corporation 2020 Long-Term Incentive Plan (the “Plan”), upon settlement on or after the date of the registration statement, of certain equity-based awards (collectively referred to as “awards”) issued pursuant to the Plan. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement also covers any additional securities to be offered or issued pursuant to such awards relating to adjustments for changes resulting from stock dividends, stock splits and similar changes. The number of shares of Common Stock registered is equal to the number of such awards issued pursuant to the Plan that remained outstanding as of January 31, 2026.